FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     J.W. Burns & Company, Inc.
Address:  Glacier Creek Office Park
          6711 Towpath Road, Ste. 200
          East Syracuse, NY 13057

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:   Peter N. Bunitsky
Title:  Operations Manager
Phone:  315-449-1341
Signature, Place, and Date of Signing:

  Peter N. Bunitsky    East Syracuse, NY   January 27, 2003

Report Type (Check only one.):

[X] 13F Holdings Report.

[ ] 13F Notice.

[ ] 13F Combination Report.

List of Other Managers Reporting for this Manager:

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Report Summary

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: 171,768,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CITIGROUP CAP PFD VII 7.125%   PFD              17306n203      411    15509 SH       SOLE                                      15509
DUKE ENERGY PFD TR 7.20%       PFD              26439g209      215     8550 SH       SOLE                                       8550
FORD PFD 7.4%                  PFD              22080q208      265    11400 SH       SOLE                                      11400
JP MORGAN CHASE PFD 7.5%       PFD              46623c202      262    10000 SH       SOLE                                      10000
KEYCORP BKD TR CTFS 7.75%      PFD              21988g874      502    19000 SH       SOLE                                      19000
WALT DISNEY PFD 7.0%           PFD              254687304      272    10404 SH       SOLE                                      10404
WELLS FARGO PFD TR IV 7.0%     PFD              94976y207      398    15100 SH       SOLE                                      15100
ABBOTT LABS                    COM              002824100      223     5565 SH       SOLE                                       5565
AMERICAN INTL GROUP            COM              026874107     6530   112871 SH       SOLE                                     112791
AMGEN                          COM              031162100      267     5520 SH       SOLE                                       5520
ANHEUSER BUSCH COS INC         COM              035229103      213     4400 SH       SOLE                                       4400
APPLIED MICRO CIRCUIT          COM              03822w109       49    13345 SH       SOLE                                      13345
AUTOMATIC DATA PROCESS         COM              053015103     4049   103149 SH       SOLE                                     103149
BRISTOL-MYERS SQUIBB           COM              110122108     2983   128839 SH       SOLE                                     128839
CISCO SYSTEMS INC              COM              17275R102     4560   348054 SH       SOLE                                     348054
CITIGROUP INC                  COM              172967101      491    13955 SH       SOLE                                      13955
CLOROX CO                      COM              189054109     6010   145707 SH       SOLE                                     145707
COCA COLA CO                   COM              191216100     4028    91891 SH       SOLE                                      91891
COLGATE-PALMOLIVE              COM              194162103      230     4384 SH       SOLE                                       4384
CORNING GLASS                  COM              219350105      162    49003 SH       SOLE                                      49003
EMC CORP                       COM              268648102     1261   205317 SH       SOLE                                     205317
EXXON MOBIL CORP               COM              30231g102     6294   180143 SH       SOLE                                     179793
FANNIE MAE                     COM              313586109     2639    41021 SH       SOLE                                      41021
FED HOME LOAN M CORP           COM              313400301     2931    49636 SH       SOLE                                      49636
GENERAL ELEC CO                COM              369604103     6800   279279 SH       SOLE                                     279029
GILLETTE CO                    COM              375766102     1089    35883 SH       SOLE                                      35833
HERSHEY FOODS CORP             COM              427866108      240     3553 SH       SOLE                                       3553
HOME DEPOT INC                 COM              437076102     1986    82661 SH       SOLE                                      82511
IBM                            COM              459200101      435     5609 SH       SOLE                                       5609
ILLINOIS TOOL WORKS            COM              452308109     6009    92640 SH       SOLE                                      92565
INTEL CORP                     COM              458140100     5091   326984 SH       SOLE                                     326984
JOHNSON & JOHNSON              COM              478160104    13924   259235 SH       SOLE                                     259055
KEY CORP                       COM              493267108     1310    52120 SH       SOLE                                      52120
LOWES COMPANIES INC            COM              548661107     2657    70860 SH       SOLE                                      70860
MEDTRONIC INC                  COM              585055106     8199   179800 SH       SOLE                                     179800
MERCK & CO INC                 COM              589331107     5112    90308 SH       SOLE                                      90308
MICROSOFT CORP                 COM              594918104    10931   211430 SH       SOLE                                     211280
NOKIA CORP ADR                 COM              654902204     2364   152538 SH       SOLE                                     152538
PEPSICO INC                    COM              713448108     6994   165653 SH       SOLE                                     165503
PFIZER INC                     COM              717081103     6994   228801 SH       SOLE                                     228551
PROCTER & GAMBLE CO            COM              742718109     2915    33914 SH       SOLE                                      33814
SATX INC                       COM              78400j100        0    21000 SH       SOLE                                      21000
STATE STREET BOSTON            COM              857477103     7639   195875 SH       SOLE                                     195675
STRYKER CO                     COM              863667101    12665   188685 SH       SOLE                                     188605
SUN MICROSYSTEMS               COM              866810104      108    34700 SH       SOLE                                      34700
TEXAS INSTRUMENTS              COM              882508104      321    21410 SH       SOLE                                      21410
TOOTSIE ROLL                   COM              890516107     2409    78510 SH       SOLE                                      78510
TRUSTCO BANK CORP NY           COM              898349105      714    66191 SH       SOLE                                      66191
U.S. PLASTIC LUMBER CORP       COM              902948108        2    10000 SH       SOLE                                      10000
WELLS FARGO & CO               COM              949746101     6704   143025 SH       SOLE                                     142945
WRIGLEY WM JR CO               COM              982526105    11791   214859 SH       SOLE                                     214579
ZIMMER HOLDINGS                COM              98956p102     1121    27001 SH       SOLE                                      26991